INVENTORIES (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Inventory [Line Items]
Raw materials		$ 0	$ 237,443
Finished goods	$ 582,058	405,682	0
Inventory, Net	$ 582,058	$ 405,682	$ 237,443